Major Customers - Group's Major Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [Line Items]
REVENUE	¥ 2,516,810	¥ 2,374,934	¥ 2,032,298
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 105,855	¥ 96,990	¥ 65,767
Percentage of Total revenue	4.00%	4.00%	3.00%
China National Petroleum Corporation [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 99,279	¥ 83,670	¥ 92,173
Percentage of Total revenue	4.00%	4.00%	5.00%
Customers [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 205,134	¥ 180,660	¥ 157,940
Percentage of Total revenue	8.00%	8.00%	8.00%